Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2014
Investments All Other Investments [Abstract]
Summary of Carrying Values and Estimated Fair Values of Company's Financial Assets and Liabilities

The following table sets forth the carrying values and estimated fair values of the Company’s financial assets and liabilities recognized as of March 31, 2014 and 2013. There were no material unrecognized financial assets and liabilities as of March 31, 2014 and 2013.

	Carrying value		Fair value
	2014	2013	2014	2013
	US$	US$	US$	US$
Current financial assets:
Cash and cash equivalents	22,820,300	32,385,376	22,820,300	32,385,376
Time deposits	11,339,515	—	11,339,515	—
Restricted cash	4,013,565	14,592,289	4,013,565	14,592,289
Available-for-sale investments	1,050,500	17,153	1,050,500	17,153
Accounts and bills receivable, net	21,216,884	19,713,608	21,216,884	19,713,608
Financial assets included in deposits and other assets	586,022	3,846,653	586,022	3,846,653
Amount due from a related party	12,569	18,841	12,569	18,841

	61,039,355	70,573,920	61,039,355	70,573,920
Non-current financial assets:
Available-for-sale investments	—	1,045,200	—	1,045,200

Total financial assets	61,039,355	71,619,120	61,039,355	71,619,120

	Carrying value		Fair value
	2014	2013	2014	2013
	US$	US$	US$	US$
Current financial liabilities:
Short term bank loans	7,279,629	4,826,241	7,279,629	4,826,241
Accounts payable	12,520,080	7,134,526	12,520,080	7,134,526
Accrued salaries, allowances and other employee benefits	2,980,622	4,367,642	2,980,622	4,367,642
Other accrued liabilities	5,720,757	9,643,638	5,720,757	9,643,638

Total financial liabilities	28,501,088	25,972,047	28,501,088	25,972,047